CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORP. ABS-15G

Exhibit 99.51

	S&P QM-ATR
	Run Date - XX/XX/XXXX
Recovco Loan ID	Loan #1	Pool	Borrower Last Name	Borrower First Name	Coborrower Last Name	Coborrower First Name	Property Address	Property City	State	Zip Code	TILA Status	QM Status	Application Date	GSE Eligible	Points and Fees (Reg Z)	Rate Lock Date	APR	Employment Indicator (Borrower)	Employment Indicator (Coborrower)	Citizenship Status (Borrower)	Citizenship Status (Coborrower)	Residual Income
0B1VXAB5LFL	XXXXXXXX	LS Non-QM Sec March 2021 FLOW	XXX	XXX	XXX	XXX	XXX	XXX	Arizona	XXX	Non-QM/Compliant	Non-QM/Compliant	XX/XX/XXXX	Yes	$16,374.00	XX/XX/XXXX	4.108%	Employed	Employed	US Citizen	US Citizen	$10,196.04
FRKQB1SVN0I	XXXXXXXX	LS Non-QM Sec March 2021 FLOW	XXX	XXX	Not Applicable	Not Applicable	XXX	XXX	California	XXX	Non-QM/Compliant	Non-QM/Compliant	XX/XX/XXXX	Yes	$26,154.00	XX/XX/XXXX	3.400%	Employed	Not Applicable	US Citizen	Not Applicable	$18,321.82
UJYGOG24TIW	XXXXXXXX	LS Non-QM Sec March 2021 FLOW	XXX	XXX	Not Applicable	Not Applicable	XXX	XXX	California	XXX	Non-QM/Compliant	Non-QM/Compliant	XX/XX/XXXX	No	$5,554.00	XX/XX/XXXX	4.920%	Employed	Not Applicable	Non-Resident Alien	Not Applicable	$3,805.54
FJT3D1M3LKA	XXXXXXXX	LS DSCR March 2021 FLOW	XXX	XXX	XXX	XXX	XXX	XXX	Oregon	XXX			Not Applicable					Employed	Employed	US Citizen	US Citizen
5NIWYYRXHO4	XXXXXXXX	LS DSCR March 2021 FLOW	XXX	XXX	Not Applicable	Not Applicable	XXX	XXX	Arizona	XXX			XX/XX/XXXX					Employed	Not Applicable	US Citizen	Not Applicable